Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interests
15.	REDEEMABLE NONCONTROLLING INTERESTS

	RMB	US$
	(In thousands)

Balance at December 31, 2011	935,978	150,235
Acquisition of Qiyi (1) (Note 3)	100,101	16,067
Equity issuance of subsidiaries (2)	25,989	4,172
Current losses	(55,804)	(8,957)
Other comprehensive loss	(690)	(111)
Share-based compensation	5,566	893
Accretion impact	22,143	3,554

Balance at December 31, 2012	1,033,283	165,853

(1)

Noncontrolling interests in Qiyi represent the preferred shares of Qiyi held by noncontrolling shareholders, which could be redeemed upon occurrence of certain events that are not solely within the control of Qiyi and are accounted for as redeemable noncontrolling interests.

(2)

On July 13, 2012, NTT DOCOMO, Inc. (“DCM”) subscribed additional ordinary shares of B.D. Mobile Telecommunication Limited (“B.D. Mobile”) with cash pursuant to the agreement entered into with Baidu Holdings in January 2011, representing 14.00% of the then outstanding ordinary shares. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.

There were no shares redeemed in the years ended December 31, 2011 and 2012.